Engagement in Collaborations Agreements and Pilot Programs (Details) - USD ($)		12 Months Ended
	Sep. 17, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long term loan		$ 54,000
Annual interest		$ 5
Agreement initial term	2 years	2 years
Renewed for successive period		12 months
Recognition of revenue		$ 10,000
Performance Share Units [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Vesting shares (in Shares)		32,500